Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2011
Earnings (Loss) Per Share
Earnings (Loss) Per Share

17.           Earnings (Loss) Per Share

For the period ended June 30, 2011, all of the ordinary shares issuable upon exercising employee share options were not included in the calculation of dilutive earnings (loss) per share because the effect of inclusion would be anti-dilutive. Options over 5,934,200 ordinary shares were exercisable as at June 30, 2011.